LORD ABBETT SERIES FUND, INC.

Growth and Income Portfolio

Supplement dated December 28, 2009

to the Prospectus dated May 1, 2009

(Class VC Shares)

The following replaces the second paragraph of the subsection titled “The Fund – Management – Portfolio Managers” in the prospectus:

The team is headed by Eli M. Salzmann, Partner and Director. Mr. Salzmann joined Lord Abbett in 1997 and has been a member of the team since 1998. Assisting Mr. Salzmann is Lawrence D. Sachs, Partner, Portfolio Manager. Mr. Sachs joined Lord Abbett in 2001 and has been a member of the team since that date. Messrs. Salzmann and Sachs are jointly and primarily responsible for the day-to-day management of the Fund.

LORD ABBETT SERIES FUND

Growth and Income Portfolio

Supplement dated December 28, 2009

to the Statement of Additional Information dated May 1, 2009

(Class VC Shares)

1.	The following replaces the fifth paragraph and the row of the table regarding Kenneth G. Fuller in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” in the statement of additional information:

The team for the Growth and Income Portfolio is headed by Eli M. Salzmann. Assisting Mr. Salzmann is Lawrence D. Sachs. Messrs. Salzmann and Sachs are jointly and primarily responsible for the day-to-day management of the Fund.

Other Accounts Managed (# and Total Net Assets +)
Portfolio	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Growth and Income Portfolio	Lawrence D. Sachs*	0/$0	0/$0.0	0/$0.0

+	Total net assets are in millions.
*	The number of other accounts managed is shown as of November 30, 2009. The total net assets in those accounts are shown as of November 30, 2009.

2.	The following replaces the row of the table regarding Kenneth G. Fuller in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers” in the statement of additional information:

Dollar Range of Shares in the Fund
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Growth and Income Portfolio	Lawrence D. Sachs*	X

*	The amount shown is as of November 30, 2009.

Please retain this document for your future reference.